Summary of Significant Accounting Policies - Revenue Recognition and Concentrations of Credit Risk - Additional Information (Detail) $ in Thousands	12 Months Ended
	Sep. 30, 2023 USD ($) Customer	Sep. 30, 2022 USD ($) Customer
Concentration Risk [Line Items]
Two customers with more than 10 percent | Customer	2	2
Allowance for doubtful accounts | $	$ 19,801	$ 16,627
Accounts Receivable [Member] | Customer [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Aggregate account receivable of more than 10% of total accounts receivable	34.00%	41.00%
Accounts Receivable [Member] | Customer [Member] | Minimum [Member]
Concentration Risk [Line Items]
Aggregate account receivable of more than 10% of total accounts receivable	10.00%	10.00%